UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMEN
T INVESTMENT COMPANIES

Investment Company Act File Number 811-04704

The Primary Trend Fund, Inc.

3960 Hillside Drive, Suite 204
               Delafield, WI  53018
 (Address of principal executive offices)

Arnold Investment Counsel Incorporated
3960 Hillside Drive, Suite 204
            Delafield, WI  53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: June 30, 2011

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ANNUAL REPORT

The Primary
Trend Fund

DELAFIELD, WISCONSIN
JUNE 30, 2011

MESSAGE TO SHAREHOLDERS...

"We believe over the course of the first few months of 2011 that stocks will be resilient. ...As much as ‘Quantitative Easing – Part 2’ (QE2) has been lauded as a successful campaign, we fear its full adverse effects will not be felt until later this year. ...A few warning shots have been fired.  But the underlying strength of this market points to higher prices in the interim...potentially 13,000 on the Dow and 1,400 on the S&P 500.  As 2011 progresses, we foresee a gradual shift towards the large-cap, blue-chip stocks and more defensive posturing by institutional investors."

The Primary Trend Fund
December 31, 2010 – Semiannual Report

As we put pen to parchment, this bull market (yes, it is still a bull market!) is about to enter its 30th month.  As measured by the Dow Jones Industrial Average, the U.S. stock market has nearly doubled off of its March 2009 bear market low to its “Bin Laden High” achieved intraday on May 2nd at 12,876…within a stone’s throw of that 13,000 objective we spoke of in the above quote.

Historically, the median post-World War II bull market has lasted 41 months and gained 75%, while bull markets dating to 1900 have a median duration of 32.5 months and median gain of 84%.  Either way you cut it, the current cyclical bull has met its “typical” upside target and is long in the tooth.

Along the way, the U.S. stock market has been anything but a straight up affair, however.  Equity investors have experienced no less than seven minor corrections (less than 10% declines) and one major correction (a retreat of 10-20%).  The “debt ceiling dance” being inflicted on the American taxpayer is now cause for the latest correction in this ongoing bull market.

The latest fiscal year performance (7/1/10 to 6/30/11) has been a microcosm of the bull market itself, as the first half produced high-octane gains while the second half has been mired in a trading range.  For the full year ended June 30, 2011, the blue chip averages of the Dow Jones Industrial Average and the S&P 500 Index posted total returns of +30.37% and +30.69%, respectively.

In the latest sprint, our Fund trailed the S&P 500 Index.  For the same 12-month period ended 6/30/11, The Primary Trend Fund posted a total return of +19.81%.  However, the marathon race has been a different story.  The Primary Trend Fund has bested its benchmark over the last 10 years with a +3.20% annualized total return, while the S&P 500 Index’s 10-year annualized total return is +2.72%.*

Risky Business
The latest buzzwords on Wall Street these days seem to be “risk on” and “risk off”.  The talking heads on CNBC use “risk on” as a crutch to describe a rising stock market or “risk off”’ to describe a declining market – in other words, investors’ proclivity to buy stocks or to sell stocks on any given day.

The lagging performance of The Primary Trend Fund over the past year can be attributed to three main investment allocations, all of which had a “risk off” tendency: 1) underweighting energy stocks; 2) overweighting healthcare stocks; and 3) carrying cash.  As value-oriented investors, and as is typical, we have positioned the portfolio more conservatively sooner than the masses.

Over the past year, the S&P Energy Sector was by far the best performing sector with a gain of nearly 50%.  The major catalyst was crude oil’s jump from $75 per barrel last summer to over $110 per barrel this past spring.  Our decision to take profits early on in BP plc, Cabot Oil & Gas and ConocoPhillps left us with a mere 3.1% (PetroBras) invested in energy versus the S&P 500 Composite’s weight of 12.6% as of 6/30/11.

On the other hand, the S&P Health Care Sector underperformed the stock market with a 25% return.  The Primary Trend Fund’s exposure to the health care sector amounts to 20.3% of the portfolio – almost double the S&P 500

MESSAGE TO SHAREHOLDERS...(continued)

weighting of 11.7%.  We still believe the big pharmaceutical companies that we own (Abbott Labs, Johnson & Johnson, Eli Lilly and Pfizer) are extremely undervalued relative to both the stock market and their own historical fundamentals.  With dividend yields greater than 2x the market and more than the 30-year U.S. Treasury bond yield, we feel these health care stocks will contribute nicely to the portfolio going forward despite acting as an ankle-weight this past year.

The last “risk off” ingredient was our above-average cash position which stands at 17.0% as of 6/30/11.  We were not fully invested during a rather robust year.  However, we believe the profit-taking that created this cash cushion is a prudent course of action during the later innings of this bull market game.

Behind health care stocks, the portfolio’s #2 sector weighting is in Technology (Information Technology and Telecommunication Services) at 15.9% of assets.  While this is slightly underweight the S&P 500’s exposure of 20.9%, The Primary Trend Fund is definitely invested in the “less sexy” names such as Cisco Systems, Intel, Microsoft and Verizon Communications.  Jim Cramer of CNBC fame recently stated that, “Apple and Google are the only two tech stocks you need to own.”  We disagree…great companies are not necessarily synonymous with great stocks going forward.  Granted, the social media tech boom with recent IPOs of Zynga, LinkedIn and soon-to-be Facebook, have added a layer of speculative froth and revitalization to the technology sector.  However, the piles of cash and low earnings valuations in our stodgy stable of tech stocks is a tremendous asset in today’s environment.

In general, the portfolio is currently positioned to capitalize on a shift in investor sentiment – a shift from aggressive early-cycle names to conservative blue chips.  Over half of the portfolio holdings currently have dividend yields greater than 3% in a stock market environment that yields just 2%.  And our cash cushion?  To us, that allows us to seize opportunities.

Sovereign Seizure

First, it was Greece hitting the skids.  Now, global markets are jittery over the prospects of a “too-big-to-bail” meltdown in Italy.  European leaders recently held their 11th debt-crisis summit in just 17 months…culminating in a $157 billion fund-raising effort for Greece and some credit relief for the other distressed euro-zone countries.

At home in the U.S., the political sausage-making machine on Capitol Hill held Americans and the stock market hostage for the past several weeks.  A U.S. default on its Treasury obligations would be unprecedented and would roil global financial markets.  With the eleventh-hour compromise, that scenario has been averted, but the debt crisis and budget battle will linger on.  What will continue to haunt financial markets, however, is the uncertainty that is enveloping credit markets worldwide and the lack of visibility to corporate earnings and capital expenditure programs that these sovereign stresses are creating.  In other words, these sovereign seizures are inducing economic seizures.

Glum and Glummer

We borrow that headline from The Economist (dated 7/30/11).  While the magazine is referring to the U.S. debt talks between Rep. John Boehner and President Obama, we are hinting at the current mood of investors.

Unemployment is at 9.2%.  Jobs numbers have been weak of late.  The U.S. economy grew at a lukewarm pace of 1.3% in the second quarter, and the first quarter GDP was revised downward to an anemic 0.4% from its original 1.9%.  QE2 is over.  The housing market is still in a funk.  Obviously the economic malaise continues and is front and center for consumers, taxpayers and investors.

Despite the fragile state of our economy, the corporate income statement and balance sheet are in solid shape.  Our non-financial portfolio holdings, for example, collectively have nearly $350 billion of cash on their balance sheets.  Share buy-backs, merger and acquisition activity and dividend boosts are on the upswing.  Based on earnings estimates of approximately $90-$100 per share for the S&P 500 Index, the stock market is trading at a 12-14x P/E multiple…neither overvalued nor dirt-cheap.

MESSAGE TO SHAREHOLDERS...(continued)

The political antics of 2011 unfortunately are just a precursor to the quadrennial circus that we must endure next year during the Presidential election year.  In today’s trading environment, fear gets pervasive fairly quickly and the stock market reacts immediately.  Talk of “head-and-shoulder” tops, double-dip recessions and European defaults are all fanning the flames.  Markets that go down on “bad news” are normal.  Markets that go down on “no news” or “good news” send a more ominous signal.  The current correction has been well advertised.  The stock market is currently down eight days in a row…something that hasn’t occurred since 1978.  Parallels to the days of the Carter Administration are not something that the Obama Administration wants highlighted.

We believe this 2-1/2-year old bull market still has some snort left despite the hand-wringing on Main Street and fear-mongering on Wall Street.  We are keeping a close ear to the ground for any signs of bear market rumblings, but those are isolated and short-lived for now.  The stock market in the first half of 2011 has been locked in a trading range of 1250 on the lower end and 1360 on the upper end of the S&P 500 Index.  Volatility will persist as this summer swoon subsides, but we feel it will be to the upside in the remaining months of 2011 before the quadrennial circus and specter of inflation dampen equity spirits in 2012.

As always, the trust, confidence and financial well-being of our shareholders is our most precious commodity.  We strive to earn your continued support.

Our best regards,

Lilli Gust	Barry S. Arnold
President	Vice President
Chief Investment Officer

*
The Primary Trend Fund’s five-year average annual return for the period ending June 30, 2011 is 1.59%, while the S&P 500® Index five-year average annual return for the period ending June 30, 2011 is 2.94%.

Summary of Investments by Sector (Unaudited)

Percent of
Sector	Investment Securities
Health Care	20.3%
Short-term Investments	17.0%
Consumer Staples	12.6%
Information Technology	11.4%
Consumer Discretionary	10.7%
Financials	8.6%
Materials	5.1%
Industrials	4.5%
Telecommunication Services	4.5%
Energy	3.1%
Utilities	2.2%
Total Investments	100.0%

Top Ten Equity Holdings (Unaudited)

Percent of
Security	Investment Securities
Intel Corp.	5.8%
Pfizer, Inc.	5.4%
Wal-Mart Stores, Inc.	5.2%
Eli Lilly & Co.	4.9%
Abbott Laboratories	4.8%
Johnson & Johnson	3.9%
General Electric Co.	3.4%
DreamWorks Animation SKG, Inc.,
Class A	3.4%
Verizon Communications, Inc.	3.4%
Microsoft Corp.	3.4%
Total	43.6%

EXPENSE EXAMPLE (Unaudited)
For the Six Months Ended June 30, 2011

As a shareholder of the Primary Trend Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning	Ending	Expenses paid
	account value	account value	during period
	1/1/11	6/30/11	1/1/11-6/30/111
Actual	$1,000.00	$1,015.80	$10.00
Hypothetical (5% return before expenses)	1,000.00	1,015.10	9.99

1
Expenses are equal to the Fund’s annualized expense ratio of 2.00% for the period from January 1, 2011 through June 30, 2011, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The Fund is contractually obligated to limit annual expenses to 2.00% of its average daily net assets for the fiscal year.

PORTFOLIO OF INVESTMENTS
As of June 30, 2011

The Primary Trend Fund

Shares		Value
	COMMON STOCKS (84.1%)
	CONSUMER DISCRETIONARY (10.9%)
	Home Construction (1.0%)
15,000	KB Home	$146,700
	Hotels, Restaurants & Leisure (4.3%)
30,000	Marcus Corp.	296,400
15,000	MGM Resorts International*	198,150
30,000	Wendy’s/Arby’s Group, Inc., Class A	152,100
		646,650
	Household Durables (1.7%)
10,000	Sony Corp. ADR	263,900
	Media (3.5%)
26,000	DreamWorks Animation SKG, Inc., Class A*	522,600
	Specialty Retail (0.4%)
25,000	Pacific Sunwear of California, Inc.*	65,250
	Total Consumer Discretionary	1,645,100
	CONSUMER STAPLES (12.7%)
	Beverages (2.9%)
10,000	Molson Coors Brewing Co., Class B	447,400
	Food & Staples Retailing (5.3%)
15,000	Wal-Mart Stores, Inc.	797,100
	Food Products (4.5%)
10,000	Kraft Foods, Inc., Class A	352,300
10,000	Unilever N.V. ADR	328,500
		680,800
	Total Consumer Staples	1,925,300
	ENERGY (3.1%)
	Oil, Gas & Consumable Fuels (3.1%)
14,000	Petroleo Brasileiro S.A. ADR	474,040
	FINANCIALS (8.7%)
	Capital Markets (3.3%)
7,000	Bank of New York Mellon Corp. (The)	179,340
14,000	Morgan Stanley	322,140
		501,480

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (continued)
As of June 30, 2011

The Primary Trend Fund (continued)

Shares		Value
	COMMON STOCKS (84.1%) (continued)
	FINANCIALS (8.7%) (continued)
	Commercial Banks (2.7%)
16,000	U.S. Bancorp	$408,160
	Diversified Financial Services (2.7%)
10,000	JPMorgan Chase & Co.	409,400
	Total Financials	1,319,040
	HEALTH CARE (20.6%)
	Health Care Equipment & Supplies (1.4%)
30,000	Boston Scientific Corp.*	207,300
	Pharmaceuticals (19.2%)
14,000	Abbott Laboratories	736,680
20,000	Eli Lilly & Co.	750,600
9,000	Johnson & Johnson	598,680
40,000	Pfizer, Inc.	824,000
		2,909,960
	Total Health Care	3,117,260
	INDUSTRIALS (4.6%)
	Industrial Conglomerates (3.5%)
28,000	General Electric Co.	528,080
	Marine (1.1%)
40,000	DryShips, Inc.*	167,600
	Total Industrials	695,680
	INFORMATION TECHNOLOGY (11.6%)
	Communications Equipment (2.3%)
22,000	Cisco Systems, Inc.	343,420
	Semiconductors & Semiconductor Equipment (5.9%)
40,000	Intel Corp.	886,400
	Software (3.4%)
20,000	Microsoft Corp.	520,000
	Total Information Technology	1,749,820
	MATERIALS (5.2%)
	Construction Materials (3.1%)
12,000	Vulcan Materials Co.	462,360

See notes to financial statements.

PORTFOLIO OF INVESTMENTS  (continued)
As of June 30, 2011

The Primary Trend Fund (continued)

Shares		Value
	COMMON STOCKS (84.1%) (continued)
	MATERIALS (5.2%) (continued)
	Metals & Mining (2.1%)
20,000	Kinross Gold Corp.	$316,000
	Total Materials	778,360
	TELECOMMUNICATION SERVICES (4.5%)
	Diversified Telecommunication Services (3.4%)
14,000	Verizon Communications, Inc.	521,220
	Wireless Telecommunication Services (1.1%)
30,000	Sprint Nextel Corp.*	161,700
	Total Telecommunication Services	682,920
	UTILITIES (2.2%)
	Water Utilities (2.2%)
15,000	Aqua America, Inc.	329,700
	Total Common Stocks
	(Cost $12,686,192)	12,717,220
Principal
Amount
	SHORT-TERM INVESTMENTS (17.2%)
	Variable Rate Demand Notes (17.2%)
$2,605,059	American Family Financial Services Demand Note, 0.10%(a)	2,605,059
	Total Short-Term Investments
	(Cost $2,605,059)	2,605,059
	TOTAL INVESTMENTS (101.3%)
	(Cost $15,291,251)	15,322,279
	Liabilities less Other Assets (-1.3%)	(194,092)
	NET ASSETS (100.0%)	$15,128,187

*	Non-income producing.
(a)	Variable rate security; the coupon rate shown represents the rate at June 30, 2011.
ADR – American Depository Receipt

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011

The Primary
Trend Fund
Assets:
Investments, at Value (Note 2a):
Common Stocks	$12,717,220
Short-Term Investments	2,605,059
Total Investments (Cost $15,291,251)	15,322,279
Dividends Receivable	14,211
Prepaid Expenses and Other Assets	18,268
Total Assets	15,354,758

Liabilities:
Payable for Investments Purchased	184,184
Accrued Investment Advisory Fees (Note 3)	6,474
Professional Fees	15,000
Transfer Agent Fees	8,024
Administration and Accounting Fees	4,686
Other	8,203
Total Liabilities	226,571
Net Assets	$15,128,187

Shares Outstanding	1,383,291
Net Asset Value, Offering and Redemption Price Per Share	$10.94
Net Assets Consist of:
Capital Stock ($0.01 par value, 30,000,000 shares authorized)	$15,139,819
Accumulated Undistributed Net Investment Income	40,076
Accumulated Net Realized Loss on Investments	(82,736)
Net Unrealized Appreciation on Investments	31,028
Net Assets	$15,128,187

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2011

The Primary
Trend Fund
Investment Income:
Dividends*	$352,698
Total Investment Income	352,698
Expenses:
Investment Advisory Fees (Note 3)	115,640
Administration and Accounting Fees	55,450
Shareholder Servicing Costs	48,689
Professional Fees	36,756
Registration Fees	24,381
Printing & Postage	16,778
Directors	8,000
Custodial Fees	4,604
Pricing	3,112
Insurance	2,300
Other	1,500
Total Expenses Before Reimbursement	317,210
Less Expenses Reimbursed By Advisor	(4,670)
Total Expenses	312,540
Net Investment Income	40,158
Net Realized Gain on Investments	1,333,641
Change in Net Unrealized Appreciation on Investments	1,382,998
Net Realized and Unrealized Gain on Investments	2,716,639
Net Increase in Net Assets From Operations	$2,756,797

*	Net of foreign tax withholding of $7,592.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	The Primary
	Trend Fund
	Year Ended	Year Ended
	June 30, 2011	June 30, 2010
Operations:
Net Investment Income	$40,158	$29,930
Net Realized Gain on Investments	1,333,641	1,170,857
Change in Net Unrealized Appreciation on Investments	1,382,998	534,442
Net Increase in Net Assets from Operations	2,756,797	1,735,229

Distributions to Shareholders:
From Net Investment Income	(29,960)	(71,192)
Decrease in Net Assets from Distributions	(29,960)	(71,192)

Fund Share Transactions:
Proceeds from Shares Sold	541,445	1,109,953
Reinvested Distributions	26,946	64,398
Cost of Shares Redeemed	(2,330,721)	(1,563,449)
Net Decrease in Net Assets from Fund Share Transactions	(1,762,330)	(389,098)
Total Increase in Net Assets	964,507	1,274,939

Net Assets:
Beginning of Year	14,163,680	12,888,741
End of Year	$15,128,187	$14,163,680

Accumulated Undistributed Net Investment Income at End of Year	$40,076	$29,878

Transactions in Shares:
Sales	52,348	122,804
Reinvested Distributions	2,870	7,140
Redemptions	(220,148)	(170,795)
Net Decrease	(164,930)	(40,851)

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table shows per share operation performance data, total investment return, ratios and supplemental data for each of the years ended June 30:

	2011	2010	2009	2008	2007
The Primary Trend Fund
Per Share Operating Performance
Net Asset Value, Beginning of Year	$9.15	$8.11	$10.59	$14.43	$13.14
Net Investment Income	0.03	0.02	0.11	0.15	0.17
Net Realized and Unrealized Gain (Loss) on Investments	1.78	1.06	(1.74)	(2.60)	2.02
Total from Investment Operations	1.81	1.08	(1.63)	(2.45)	2.19
Less Distributions:
From Net Investment Income	(0.02)	(0.04)	(0.14)	(0.16)	(0.25)
From Net Realized Gains	—	—	(0.71)	(1.23)	(0.65)
Total Distributions	(0.02)	(0.04)	(0.85)	(1.39)	(0.90)
Net Increase (Decrease)	1.79	1.04	(2.48)	(3.84)	1.29
Net Asset Value, End of Year	$10.94	$9.15	$8.11	$10.59	$14.43
Total Investment Return	19.81%	13.39%	(16.96)%	(18.39)%	17.56%
Ratios and Supplemental Data
Net Assets, End of Year (in thousands)	$15,128	$14,164	$12,889	$16,959	$22,697
Ratio of Expenses to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments	2.00%	2.00%	2.00%	1.71%	1.56%
Before Waivers, Reimbursements and Recoupments	2.03%	1.97%	2.08%	1.71%	1.56%
Ratio of Net Investment Income to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments	0.26%	0.20%	1.33%	1.20%	1.33%
Before Waivers, Reimbursements and Recoupments	0.23%	0.23%	1.25%	1.20%	1.33%
Portfolio Turnover	92.4%	52.2%	54.5%	75.8%	41.5%

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2011

1.	Organization
The Primary Trend Fund, Inc. (The “Fund”), a Wisconsin Corporation, began operations on September 15, 1986.  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund.

a.
Securities listed on a national securities exchange are valued at the last sale price.  Securities that are traded on the NASDAQ National Market or the NASDAQ SmallCap Market are valued at the NASDAQ Official Closing Price.  If no sale is reported, the average of the last bid and asked prices is used.  Other securities for which market quotations are readily available are valued at the average of the latest bid and asked prices.  Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors.  Securities with maturities of 60 days or less are valued at amortized cost.

Generally accepted accounting principles (“GAAP”) defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	frequency and volume to provide pricing information on an ongoing basis. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common Stocks.  Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the NASDAQ Official Closing Price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments.  Short-term investments are valued using amortized cost, which approximates fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,717,220	$—	$—	$12,717,220
Short-Term Investments	—	2,605,059	—	2,605,059
Total	$12,717,220	$2,605,059	$—	$15,322,279

* All sub-categories within common stocks as detailed in the Portfolio of Investments represent Level 1 evaluation status.

The Fund did not hold any Level 3 securities during the year ended June 30, 2011. There were no significant transfers into and out of Level 1 and 2 during the current year presented. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

b.
Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

c.
No provision for federal income taxes has been made since the Fund has elected to be taxed as a regulated investment company and intends to distribute its net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

As of and during the year ended June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2007.

d.
Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2011

The tax character of distributions paid during the fiscal years ended June 30, 2011 and 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary Income	$29,960	$71,192
Net long term capital gains	—	—
Total taxable distributions	29,960	71,192
Total distributions paid	$29,960	$71,192

e.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Investment Advisory Fees and Management Agreements

The Fund has an agreement with Arnold Investment Counsel, Inc. (the “Adviser”), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser. Under the terms of the agreement, the Adviser receives from the Fund a monthly fee at an annual rate of 0.74% of its average daily net assets. The agreement further stipulates that the Adviser will reimburse the Fund for annual expenses exceeding 2.0% of the Fund’s average daily net asset value.  For the year ended June 30, 2011, the Adviser reimbursed the Fund $4,670.

As part of the Expense Reimbursement Recoupment Agreement, the Fund has agreed to repay the Adviser for amounts previously waived or reimbursed by the Adviser pursuant to the Investment Advisory Agreement provided that such repayment does not cause the Fund’s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, to exceed 2.0% and the repayment is made within three years after the year in which the Adviser incurred the expense.  As of June 30, 2011, there was $5,982 and $4,670 of fees available to be recovered no later than June 30, 2012 and June 30, 2014, respectively.

4.	Purchases and Sales of Securities
Total purchases and sales of securities, other than short-term investments, for the Fund for the year ended June 30, 2011 were as follows:

Purchases	$11,595,144
Sales	12,571,763

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2011

5.	Tax Information
As of June 30, 2011, the Fund had a capital loss carry forward of $82,736, which expires on June 30, 2018.  The Fund utilized $1,333,641 of its capital loss carry forward during the fiscal year ended June 30, 2011.

At June 30, 2011, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $15,291,251, for the Fund, was as follows:

Unrealized appreciation	$937,931
Unrealized depreciation	(906,903)
Net unrealized appreciation on investments	$31,028

As of June 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$40,076
Undistributed long-term capital gains	—
Accumulated earnings	40,076
Accumulated capital and other losses	(82,736)
Unrealized appreciation	31,028
Total accumulated earnings/(deficit)	$(11,632)

6.	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
The Primary Trend Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Primary Trend Fund, Inc. (the “Fund”), including the portfolio of investments as of June 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended June 30, 2007, were audited by other auditors, who expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the Fund’s custodian and broker or by other appropriate auditing procedures where the reply from the broker was not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Primary Trend Fund, Inc. as of June 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
August 25, 2011

Proxy Voting Policies and Procedures (Unaudited)
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-800-443-6544 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011, will be available without charge, upon request, by calling 1-800-443-6544 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings (Unaudited)
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Tax Designation (Unaudited)
For the year ended June 30, 2011, 100.00% of the dividends paid from net investment income, including short-term gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended June 30, 2011, 100.00% of the dividends paid from net investment income, including short-term gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

DIRECTORS AND OFFICERS (Unaudited)

Number of
		Term of	Principal	Funds	Other
	Position(s)	Office and	Occupation(s)	in Complex	Directorships
Name, Address	Held with	Length of	During Past	Overseen	Held
and Age	the Fund	Time Served	5 Years	by Director	by Director
Independent Directors:
Clark Hillery	Director	Indefinite, until	Director of Team Services	1	None
3960 Hillside Drive		successor elected	for the Milwaukee Bucks
Suite 204
Delafield, WI 53018		13 years
Age: 61

William J. Rack	Director	Indefinite, until	Commercial Real Estate	1	None
3960 Hillside Drive		successor elected	Development and Leasing
Suite 204
Delafield, WI 53018		9 years
Age: 65

Interested Directors:
Barry S. Arnold	Director,	Indefinite, until	Portfolio Manager	1	Arnold Investment
3960 Hillside Drive	Vice	successor elected			Counsel, Inc.
Suite 204	President
Delafield, WI 53018	and	14 years
Age: 46	Secretary

Officer:
Lilli Gust	President,	N/A	Investment Adviser	1	Arnold Investment
3960 Hillside Drive	Treasurer				Counsel, Inc.
Suite 204	and Chief
Delafield, WI 53018	Compliance
Age: 65	Officer

Certain officer and directors of the Fund are affiliated with the Adviser.  None of these individuals receives a fee from the Fund for serving as an officer or director.  The independent directors’ remuneration for the Fund totaled $8,000 for the year ended June 30, 2011.

Additional information about the Fund’s Directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-443-6544.

FUND PERFORMANCE COMPARISON (Unaudited)

The performance data quoted is past performance and past performance is no guarantee of future results.  Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance quoted.  To obtain performance current to the most recent month-end, please call 1-800-443-6544.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.  Total returns are based on net change in NAV assuming reinvestment of distributions.  As of October 31, 2010, the effective date of the most recent prospectus, the gross expense ratio for the Fund was 2.00%.

*
The S&P 500® Index is an unmanaged but commonly used measure of common stock total return performance.  The Fund’s total returns include operating expenses such as transaction costs and advisory fees which reduce total returns while the total returns of the Index do not include such costs.

www.primarytrendfunds.com

INVESTMENT ADVISER
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Suite 204
Delafield, Wisconsin 53018
1-800-443-6544

OFFICERS
Lilli Gust, President and Treasurer
Barry S. Arnold, Vice President and Secretary

DIRECTORS
Barry S. Arnold
Clark J. Hillery
William J. Rack

ADMINISTRATOR
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-968-2122

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy, Suite 1100
Westlake, Ohio 44145

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Founding member of
100%
NO-LOAD TM
MUTUAL FUND
COUNCIL

Item 2.  Code of Ethics

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer.  During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.  The Code is incorporated by reference to the Registrant’s Form N-CSR filed September 4, 2008. (SEC Accession No. 0000898531-08-000244)

Item 3.  Audit Committee Financial Expert

While The Primary Trend Fund, Inc. believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the Securities and Exchange Commission.

Item 4.  Principal Accountant Fees and Services

The aggregate fees billed for professional services by the Registrant’s principal accountant for each of the last two fiscal years were as follows:

(a) Audit Fees for Registrant.
The aggregate fees billed for professional services rendered by the principal accountant to the Registrant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Fiscal year ended June 30, 2011                                                                $13,500
Fiscal year ended June 30, 2010                                                                $13,500

(b) Audit-Related Fees for Registrant.
The aggregate fees billed for assurance and related services by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not required under “Audit Fees” above.

Fiscal year ended June 30, 2011                                                                $0
Fiscal year ended June 30, 2010                                                                $0

(c) Tax Fees for Registrant.
The aggregate fees billed for professional services rendered by the principal accountant to the Registrant for review of Federal and excise tax returns, tax compliance, tax advice and tax planning.  The fees paid were comprised of a review of the tax returns, tax notes and other documentation for the filing and returns, along with their underlying schedules, that were prepared by the Registrant’s administrator.

Fiscal year ended June 30, 2011                                                                $1,000
Fiscal year ended June 30, 2010                                                                $1,000

(d) All Other Fees.
The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than services reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

Fiscal year ended June 30, 2011                                                                $0
                Fiscal year ended June 30, 2010                                                                $0

(e) Audit Committee’s pre-approval policies and procedures.
(1) Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee shall pre-approve all auditing services and permissible non-audit services to be provided.  In addition, the Charter provides that the Audit Committee may delegate to one or more of its members the authority to grant such pre-approvals.

(2) During the fiscal year ended June 30, 2011, all of the non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) During the last two fiscal years there were no other non-audit services rendered by the Registrant’s principal accountant to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

 Not applicable.

Item 11.  Controls and Procedures

(a)
The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected or were reasonably likely to materially affect Registrant’s internal control over financial reporting.

 Item 12.  Exhibits

(a)	(1) Code of Ethics. Incorporated by reference to the Registrant’s Form N-CSR filed
        September 4, 2008. (SEC Accession No. 0000898531-08-000244)

(2)	Certifications required pursuant to Sections 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
August 31, 2011

/s/ Lilli Gust
Lilli Gust
Principal Financial Officer
August 31, 2011